ACQUISITION OF SMARTENCO (Details Narrative)					1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 02, 2020 USD ($)	Nov. 22, 2019 USD ($) shares	Nov. 06, 2019 USD ($) shares	Nov. 06, 2019 CNY (¥) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Jan. 02, 2020 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Shares issued for private placement								$ 20,000
Fair value of shares acquired | shares		1,800,000
Fair value of shares acquired value		$ 54,000							$ 1,170,000
overpayment on acquisition										$ 580,965
Accrued interest expenses									$ 55,830	$ 18,380
Smarten Co [Member]
Business Acquisition [Line Items]
Purchase price	$ 341,280
Smarten Co [Member]
Business Acquisition [Line Items]
Equity investment ownership percentage			100.00%	100.00%
Stock issued during period shares new issues | shares			1,800,000	1,800,000
Shares issued for private placement	287,280		$ 287,280	¥ 2,000,000	$ 287,280	¥ 2,000,000
Fair value of shares acquired value	54,000
overpayment on acquisition	$ 580,965						$ 580,965
Smarten Co [Member] | Loan Agreement [Member]
Business Acquisition [Line Items]
Unpaid amount cash consideration					$ 287,280	¥ 2,000,000
Debt interest percentage					18.00%	18.00%